DEFERRED TAX - Components of Deferred Taxes (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	$ 4,877	$ 4,906
Intangible assets - deferred tax liability	(7,547)	(6,222)
Deferred tax liability, net	(2,670)	(1,316)
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	3,544	2,406
Intangible assets - deferred tax liability	(12,250)	(13,159)
Unused tax losses
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability, net	$ 6,036	$ 9,437